Net Realised Gains on Financial Assets - Summary of Net Realised Gains on Financial Assets (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Realised gains		¥ 52,547	¥ 69,600	¥ (24,591)
Subtotal		14,583	1,831	(19,591)
Debt securities [member]
Disclosure of financial assets [line items]
Realised gains	[1]	1,287	3,714	399
Impairment	[2]	288	(3,749)	(42)
Subtotal		1,575	(35)	357
Equity securities [member]
Disclosure of financial assets [line items]
Realised gains	[1]	24,925	4,504	(11,785)
Impairment	[2]	(11,917)	(2,638)	(8,163)
Subtotal		¥ 13,008	¥ 1,866	¥ (19,948)

[1]	Realised gains were generated mainly from available-for-sale securities.
[2]	During the year ended 31 December 2020, the Group recognised an impairment charge of RMB111 million (2019: RMB888 million, 2018: RMB4,542 million) of available-for-sale funds, an impairment charge of RMB11,732 million (2019: RMB1,750 million, 2018: RMB3,621 million) of available-for-sale equity securities, an impairment charge of RMB74 million (2019: nil, 2018: nil) of available-for-sale other equity securities, an impairment reverse of RMB16 million (2019: an impairment charge of RMB1,027 million, 2018: nil) of available-for-sale debt securities, an impairment reverse of RMB275 million (2019: an impairment charge of RMB2,718 million, 2018: nil) of loans and an impairment charge of RMB3 million (2019: RMB4 million, 2018: RMB42 million) of held-to maturity securities, for which the Group determined that objective evidence of impairment existed.